SCHEDULE OF CHANGES IN QUANTITY OF BITCOIN (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Digital Assets
Digital assets, Bitcoin units | $ / shares
Digital assets, Fair value | $
Digital assets, Bitcoin purchased | $ / shares	$ 14.64
Digital assets, Fair Value, Bitcoin purchased | $	$ 1,000,000
Digital assets, Bitcoin sold | $ / shares	$ (1.39)
Digital assets, Fair Value, Bitcoin sold | $	$ (100,422)
Digital assets, Net realized gain (loss) on investments in bitcoin units | $ / shares
Digital assets, Fair Value, Net realized gain (loss) on investments in bitcoin | $	$ 4,846
Digital assets, Bitcoin units | $ / shares	$ 13.25
Digital assets, Fair value | $	$ 904,424